CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ 188,466	$ 27,324	¥ 38,214	¥ 222,986
Net cash provided by (used in) investing activities	(32,842)	(4,762)	(31,951)	(15,906)
Net cash provided by (used in) financing activities	(6,956)	(1,009)	410	571,959
Effect of exchange rate changes on cash and cash equivalents	45,969	6,667	(12,993)	(22,240)
Net change in cash and cash equivalents	194,637	28,220	(6,320)	756,799
Cash and cash equivalents at the beginning of the year	855,362	124,016	861,682	104,883
Cash and cash equivalents at the end of the year	1,049,999	152,236	855,362	861,682
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(18,992)	(2,754)	(15,837)	970
Net cash provided by (used in) investing activities	(1,655)	(240)	127,514	(522,278)
Net cash provided by (used in) financing activities	(6,956)	(1,009)	313	632,732
Effect of exchange rate changes on cash and cash equivalents	17,047	2,472	(3,787)	(22,246)
Net change in cash and cash equivalents	(10,556)	(1,531)	108,203	89,178
Cash and cash equivalents at the beginning of the year	197,381	28,618	89,178
Cash and cash equivalents at the end of the year	¥ 186,825	$ 27,087	¥ 197,381	¥ 89,178